CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Total	Accumulated other comprehensive loss	Number of Common Shares	Accumulated Deficit	Share-based payment reserve	Warrant reserve
Balance, shares at Dec. 31, 2023			916,414,375
Balance, amount at Dec. 31, 2023	$ 238,394	$ (4,561)	$ 354,913	$ (165,581)	$ 27,170	$ 26,453
Statement [Line Items]
Proceeds from private placement, shares			41,212,121
Proceeds from private placement, amount	6,950	0	$ 6,950	0	0	0
Shares issued for finders' fee, shares			2,740,376
Shares issued for finders' fee, amount	345	0	$ 345	0	0	0
Private placement share issuance cost	(411)	0	(411)	0	0	0
Flow-through share premium liability	(1,798)	0	$ (1,798)	0	0	0
Proceeds from bought deal financing, shares			59,629,800
Proceeds from bought deal financing, amount	8,050	0	$ 7,114	0	0	936
Bought deal financing share issuance cost	(887)	0	$ (784)	0	0	(103)
Proceeds from non-brokered private placement, shares			54,463,706
Proceeds from non-brokered private placement, amount	7,353	0	$ 6,523	0	0	830
Non-brokered private placement share issuance cost	(149)	0	$ (132)	0	0	(17)
Shares issued on acquisition of mineral properties and property, plant and equipment, shares			4,309,201
Shares issued on acquisition of mineral properties and property, plant and equipment, amount	438	0	$ 636	0	(198)	0
Settlement of restricted share units, shares			1,094,168
Settlement of restricted share units, amount	0	0	$ 274	0	(274)	0
Share-based payments	2,316	0	0	0	2,316	0
Loss for the period	(15,314)	0	0	(15,314)	0	0
Other comprehensive loss	(845)	(845)	0	0	0	0
Balance, amount at Dec. 31, 2024	244,442	(5,406)	$ 373,630	(180,895)	29,014	28,099
Balance, shares at Dec. 31, 2024			1,079,863,747
Statement [Line Items]
Flow-through share premium liability	(1,745)	0	$ (1,745)	0	0	0
Settlement of restricted share units, shares			3,511,533
Settlement of restricted share units, amount	0	0	$ 433	0	(433)	0
Share-based payments	2,556	0	0	0	2,556	0
Loss for the period	(77,919)	0	0	(77,919)	0	0
Other comprehensive loss	1,238	1,238	$ 0		0	0
Proceeds from public offering and private placement, shares			195,020,000
Proceeds from public offering and private placement, amount	36,438	0	$ 32,189	0	0	4,249
Share issuance costs	(1,604)	0	$ (1,604)	0	0	0
Shares issued pursuant to exercise of options, shares			8,012,500
Shares issued pursuant to exercise of options, amount	1,157	0	$ 1,740	0	(583)	0
Shares issued pursuant to exercise of warrants, shares			53,808,847
Shares issued pursuant to exercise of warrants, amount	10,906	0	$ 12,847	0	0	(1,941)
Shares issued on acquisition of mineral property tenure, shares			1,962,535
Shares issued on acquisition of mineral property tenure, amount	384	0	$ 384	0	0	0
Shares issued for marketing service, shares			818,000
Shares issued for marketing service, amount	115	0	$ 115	0	0	0
Common Share Obligation	978	0	0	0	978	0
Silver Stream warrant revaluation (Note 9)	1,287	0	0	0	0	1,287
PSU reassessment for 2022 grant	(180)	0	$ 0	0	(180)	0
Settlement of performance share units, shares			758,000
Settlement of performance share units, amount	0	0	$ 180	0	(180)	0
Balance, amount at Dec. 31, 2025	$ 218,053	$ (4,168)	$ 418,169	$ (258,814)	$ 31,172	$ 31,694
Balance, shares at Dec. 31, 2025			1,343,755,162